Stock Warrants - Additional Information (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Class of warrant exercise price	$ 4.50	$ 4.50
Class of warrant exercisable period	5 years	5 years
Warrants issued or issuable	0	0	0
Maximum
Issuance of warrants	5,600,000	5,600,000